Employee Benefit Plan, Summary of Accounting Policies	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Reclassification
Certain amounts in the prior year financial statements have been reclassified to conform with the current year presentation. These reclassifications had no effect on net assets available for benefits or changes therein.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Valuation of Investments and Income Recognition
Investments are reported at fair value, except for the fully benefit-responsive investment contract, which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For additional information, refer to Note 3, Fair Value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan attributable to fully benefit-responsive investment contracts. For additional information, refer to Note 6, Investment in Insurance Contract.
Purchases and sales of securities are recorded on a trade date basis. Net appreciation in fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Payment of Benefits
Benefits are recorded when paid.